Annual Total Returns (Bar Chart) (Invesco V.I. Small Cap Equity Fund, Series II shares, Invesco V.I. Small Cap Equity Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Small Cap Equity Fund | Series II shares, Invesco V.I. Small Cap Equity Fund
Annual Total Returns
'04	9.23%
'05	7.97%
'06	17.12%
'07	4.84%
'08	(31.40%)
'09	20.90%
'10	28.21%